U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                       --
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/
                                                                      --

                  Pre-Effective Amendment No. ___________________

                  Post-Effective Amendment No. __________________

                                     and/or
                                                                      --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /x/
                                                                     --

                  Amendment No. ______________

                        (Check appropriate box or boxes)

                      THE NEW YORK STATE OPPORTUNITY FUNDS

               (Exact Name of Registrant as Specified in Charter)

                             4605 E. Genesee Street
                             DeWitt, New York 13214
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (315) 251-1101

                                  Gregg A. Kidd
                              Pinnacle Advisors LLC
                             4605 E. Genesee Street
                             DeWitt, New York 13214
                     (Name and Address of Agent for Service)

                                   Copies to:

                                 Tina D. Hosking
                                MGF Service Corp.
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

         Registrant hereby declares its intention to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.



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                      THE NEW YORK STATE OPPORTUNITY FUNDS

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(A)
                        UNDER THE SECURITIES ACT OF 1933

PART A

Item No.    Registration Statement Caption          Caption in Prospectus

1.          Cover Page                              Cover Page

2.          Synopsis                                Expense Information

3.          Condensed Financial Information         Performance Information

4.          General Description of Registrant       Operation of the Fund;
                                                    Investment Objective,
                                                    Investment Policies and Risk
                                                    Considerations

5.          Management of the Fund                  Operation of the Fund

6.          Capital Stock and Other Securities      Cover Page; Operation of the
                                                    Fund; Dividends and
                                                    Distributions; Taxes

7.          Purchase of Securities Being Offered    How to Purchase Shares;
                                                    Shareholder Services;
                                                    Distribution Plan;
                                                    Calculation of Share Price;
                                                    Application

8.          Redemption or Repurchase                How to Redeem Shares;
                                                    Shareholder Services;
                                                    Distribution Plan

9.          Pending Legal Proceedings               Inapplicable


PART B
                                                    Caption in Statement
                                                    of Additional
Item No.    Registration Statement Caption          Information

10.         Cover Page                              Cover Page

11.         Table of Contents                       Table of Contents




                                       (i)


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12.         General Information and History         The Trust

13.         Investment Objectives and Policies      Definitions, Policies and
                                                    Risk Considerations; Quality
                                                    Ratings of Corporate Bonds
                                                    and Preferred Stocks;
                                                    Investment Limitations;
                                                    Securities Transactions;
                                                    Portfolio Turnover

14.         Management of the Fund                  Trustees and Officers

15.         Control Persons and Principal Holders   Inapplicable
            of Securities

16.         Investment Advisory and Other
            Services                                The Investment Advisor;
                                                    Distribution Plan;
                                                    Custodian; Auditors; MGF
                                                    Service Corp.

17.         Brokerage Allocation and Other          Securities Transactions
            Practices

18.         Capital Stock and Other Securities      The Trust

19.         Purchase, Redemption and Pricing of     Calculation of Share
            Securities Being Offered                Price; Redemption in Kind

20.         Tax Status                              Taxes

21.         Underwriters                            The Underwriter

22.         Calculation of Performance Data         Historical Performance
                                                    Information

23.         Financial Statements                    Statement of Assets and
                                                    Liabilities


PART C

         The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.









                                      (ii)



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                                                                  PROSPECTUS
                                                            __________, 1997

                              NEW YORK EQUITY FUND
-------------------------------------------------------------------------------
The investment objective of the NEW YORK EQUITY FUND (the "Fund") is to provide long-term capital growth by investing primarily in the common stocks and other equity securities of publicly-traded companies headquartered in the state of New York, and those companies having a significant presence in the state. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus.

                               INVESTMENT ADVISOR
                              Pinnacle Advisors LLC
                             4605 E. Genesee Street
                             DeWitt, New York 13214

The New York Equity Fund is a non-diversified series of The New York State Opportunity Funds, a registered open-end management investment company. This Prospectus provides you with the basic information you should know before investing. You should read it and keep it for future reference.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

A Statement of Additional Information, dated __________, 1997, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus in its entirety. The Fund's address is 4605 E. Genesee Street, DeWitt, New York 13214, and its telephone number is 1-888-___-____. A copy of the Statement of Additional Information may be obtained at no charge by calling or writing the Fund.

                                TABLE OF CONTENTS
PROSPECTUS SUMMARY .............................................................
EXPENSE INFORMATION.............................................................
INVESTMENT OBJECTIVE, INVESTMENT POLICIES
  AND RISK CONSIDERATIONS.......................................................
HOW TO PURCHASE SHARES..........................................................
SHAREHOLDER SERVICES............................................................
HOW TO REDEEM SHARES............................................................
DIVIDENDS AND DISTRIBUTIONS.....................................................
TAXES...........................................................................
OPERATION OF THE FUND...........................................................
DISTRIBUTION PLAN...............................................................
CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE............................
PERFORMANCE INFORMATION ........................................................

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               PROSPECTUS SUMMARY

THE FUND. The New York Equity Fund (the "Fund") is a non-diversified series of The New York State Opportunity Funds, a registered open-end management investment company commonly known as a "mutual fund." The Fund's investment objective is to provide long-term capital growth. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus.

INVESTMENT APPROACH. In seeking to achieve the Fund's investment objective, the Fund will invest primarily in the common stocks and other equity securities of publicly-traded companies headquartered in the state of New York, and those companies having a significant presence in the state. Realization of current income is not a significant investment consideration and any income realized will be incidental to the Fund's objective. (See "Investment Objective, Investment Policies and Risk Considerations.")

INVESTMENT ADVISOR. Pinnacle Advisors LLC (the "Advisor") serves as investment advisor to the Fund. For its services, the Advisor receives compensation of 1% of the average daily net assets of the Fund. Such fees are reduced when the assets of the Fund exceed $100 million. The Advisor has not previously provided investment advisory services to a registered investment company.
(See "Operation of the Fund.")

PURCHASE OF SHARES. Shares are offered at net asset value plus a maximum 4.75% sales charge and are subject to 12b-1 distribution fees of up to .25% of the Fund's average daily net assets. Shares of the Fund may be purchased at reduced sales charges or with no sales charge through purchases described in "How to Purchase Shares" in this Prospectus. The minimum initial investment is $1,000 ($250 for IRA accounts). (See "How to Purchase Shares" and "Distribution Plan.")

REDEMPTION OF SHARES. There is currently no charge for redemptions. Shares may be redeemed at any time in which the Fund is open for business at the net asset value next determined after receipt of a redemption request by the Fund. (See "How to Redeem Shares.")

DIVIDENDS AND DISTRIBUTIONS. Net investment income and net capital gains, if any, are distributed annually. Shareholders may elect to receive dividends and distributions in cash or the dividends and distributions may be reinvested in additional Fund shares. (See "Dividends and Distributions.")

MANAGEMENT. The Fund is a series of The New York State Opportunity Funds (the "Trust"), the Board of Trustees of which is responsible for overall management of the Trust and the Fund. The Trust has employed MGF Service Corp. to provide administration, accounting and transfer agent services. (See "Operation of the Fund.")

UNDERWRITER. Pinnacle Investments, Inc. (the "Underwriter") serves as principal underwriter for the Fund. For its services, the Underwriter receives commissions on the sale of shares of the Fund consisting of the portion of the sales charge remaining after the discounts it allows to securities dealers.
(See "How to Purchase Shares.")

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                               EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Charge Imposed on Purchases
(As a percentage of offering price)                                   4.75%
Deferred Sales Charge                                                 None
Sales Charge Imposed on Reinvested Dividends                          None
Redemption Fee                                                        None*

* A wire transfer fee is charged in the case of redemptions made by wire. Such fee is subject to change and is currently $__. See "How to Redeem Shares."

ANNUAL FUND OPERATING EXPENSES:
(As a percentage of average net assets)
Management Fees                                                       1.00%
12b-1 Fees(1)                                                          .25%
Other Expenses                                                         .73%
                                                                      -----
Total Fund Operating Expenses                                         1.98%
                                                                      =====

(1) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.

EXAMPLE: You would pay the following expenses on a $1,000 investment, whether or not you redeem at the end of the period, assuming 5% annual return:

                      1  Year                    $20
                      3  Years                   $62

The purpose of the foregoing table is to assist investors in the Fund in understanding the various costs and expenses that they will bear directly or indirectly. See "Management of the Fund" for more information about the fees and costs of operating the Fund. The Annual Fund Operating Expenses shown above are based upon estimated amounts for the current fiscal year. THE EXAMPLE SHOWN SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES IN THE FUTURE MAY BE GREATER OR LESS THAN THOSE SHOWN.

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                    INVESTMENT OBJECTIVE, INVESTMENT POLICIES
                             AND RISK CONSIDERATIONS

The investment objective of the Fund is to provide long-term capital growth by investing primarily in common stocks and other equity securities of publicly-traded companies headquartered in the state of New York, and those companies having a significant presence in the state ("New York Securities"). Realization of current income will not be a significant investment consideration, and any such income realized should be considered incidental to the Fund's objective. Any investment involves risk, and there can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective may not be altered without the prior approval of a majority (as defined by the Investment Company Act of 1940) of the Fund's shares.

The Advisor believes that the demographic and economic characteristics of New York, including population, employment, retail sales, personal income, bank loans, bank deposits and residential construction are such that many companies headquartered in the state, or having a significant presence in the area by virtue of having a significant portion of their corporate earnings generated from operations in the state and/or a significant number of employees in the state, have a greater than average potential for capital appreciation.

INVESTMENT SELECTION. Through fundamental analysis the Advisor will attempt to identify securities and groups of securities with potential for capital appreciation. Under normal market conditions, not less than 65% of the Fund's total assets will be invested in New York Securities. The Advisor will generally focus on common stocks and other equity securities of companies headquartered or having a significant presence in New York. The Fund will generally remain fully invested at all times. The Advisor intends to limit portfolio turnover in the Fund, believing that a long-term rather than a short-term selection of investments is preferable.

The equity securities in which the Fund may invest include common stocks, convertible preferred stocks, straight preferred stocks and convertible bonds. Preferred stocks and bonds will be rated at the time of purchase in the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's Ratings Group (AAA, AA, A or BBB) or, if unrated, will be determined by the Advisor to be of comparable quality. Preferred stocks and bonds rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

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Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced to below Baa or BBB, and the Advisor will consider such an event to be relevant in its determination of whether the Fund should continue to hold such security. The Fund may also invest in warrants or rights to acquire equity securities other than those acquired in units or attached to other securities.

The Fund's concentration in companies headquartered in or having a significant presence in New York generally will tie the performance of the Fund to the economic environment of the state and the surrounding area. There is no assurance that the demographic and economic characteristics and other factors that the Advisor believes favor companies in New York will continue in the future. Moreover, the Fund's portfolio may include securities of smaller companies and companies that are not nationally recognized. The prices of stocks of such companies generally are more volatile than those of larger or more mature companies, their securities are generally less liquid, and they are more likely to be negatively affected by adverse economic or market conditions. Moreover, because of its concentration, the Fund's portfolio may be invested in a smaller number of companies than a general equity mutual fund. This may result in investments by the Fund in a smaller number of industry sectors. These limitations may also restrict the Advisor from using certain traditional analytical measures employed to select investments and also exclude some strategies that could offer superior performance or reduce fluctuations in the values of such assets.

Under normal market conditions, at least 90% of the Fund's total assets will be invested in equity securities (with at least 65% of the Fund's total assets invested in New York Securities). Warrants and rights will be excluded for purposes of this calculation. As a temporary defensive measure, however, the Fund may invest up to 100% of its total assets in investment grade bonds, U.S. Government Securities, repurchase agreements or money market instruments. When the Fund invests in investment grade bonds, U.S. Government Securities or money market instruments as a temporary defensive measure, it is not pursuing its stated investment objective.

FACTORS TO CONSIDER. The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. The Fund's net asset value will be subject to market fluctuation. The Fund is a non-diversified fund and therefore may invest more than 5% of its total assets in the securities of one or more issuers. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single

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economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The Fund may borrow using its assets as collateral, but only under certain limited conditions. Borrowing, if done, would tend to exaggerate the effects of market fluctuations on the Fund's net asset value until repaid. (See "Borrowing.")

OPTIONS. When the Advisor believes that individual portfolio securities are approaching the Advisor's growth and price expectations, covered call options (calls) may be written (sold) against such securities in a disciplined approach to selling portfolio securities.

If the Fund writes a call, it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call at a specified price ("strike price") by a future date ("exercise date"). To terminate its obligation on a call the Fund has written, it may purchase a corresponding call in a "closing purchase transaction". A profit or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium (net of transaction costs) previously received on the call written.

The Fund may also realize a profit if the call it has written lapses unexercised, in which case the Fund keeps the premium and retains the underlying security as well. If a call written by the Fund is exercised, the Fund forgoes any possible profit from an increase in the market price of the underlying security over the exercise price plus the premium received. The Fund writes options only for hedging purposes and not for speculation where the aggregate value of the underlying obligations will not exceed 25% of the Fund's net assets. If the Advisor is incorrect in its expectations and the market price of a stock subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security.

Profits on closing purchase transactions and premiums on lapsed calls written are considered capital gains for financial reporting purposes and are short term gains for federal income tax purposes. When short term gains are distributed to shareholders, they are taxed as ordinary income. If the Fund desires to enter into a closing purchase transaction, but there is no market when it desires to do so, it would have to hold the securities underlying the call until the call lapses or until the call is exercised.

The Fund will only write options which are issued by the Options Clearing Corporation and listed on a national securities exchange. Call writing affects the Fund's portfolio turnover rate and the brokerage commissions it pays. Commissions for

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options, which are normally higher than for general securities transactions, are payable when writing calls and when purchasing closing purchase transactions.
The Statement of Additional Information contains additional information about covered call options.

FOREIGN SECURITIES. Foreign securities investment presents special considerations not typically associated with investments in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

The Fund may invest in foreign issuers directly or though the purchase of American Depository Receipts (ADRs). ADRs, which are traded domestically, are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency. Direct investments in foreign securities will generally be limited to foreign securities traded on foreign securities exchanges.

Although the Fund is not limited in the amount of foreign securities it may acquire, it is presently expected that the Fund will not invest in excess of 10% of its assets (measured at the time of purchase) in direct investments in foreign securities traded on foreign securities exchanges.

MONEY MARKET INSTRUMENTS. Money market instruments may be purchased for temporary defensive purposes, in an amount up to 100% of the Fund's assets, when the Advisor believes the prospect for capital appreciation in the equity securities markets is not attractive. Money market instruments will typically represent a portion of the Fund's portfolio, as funds awaiting investment, to

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accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund. Money market instruments mature in thirteen months or less from the date of purchase and may include U.S. Government Securities (defined below) and corporate debt securities (including those subject to repurchase agreements), bankers' acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master notes). At the time of purchase, money market instruments will have a short-term rating in the highest category from any nationally recognized statistical rating organization ("NRSRO") or, if not rated, will have been issued by a corporation having an outstanding unsecured debt issue rated in the three highest categories of any NRSRO or, if not so rated, will be of equivalent quality in the Advisor's opinion. See the Statement of Additional Information for a further description of money market instruments.

U.S. GOVERNMENT SECURITIES. The Fund may invest all or a portion of its assets in U.S. Government Securities, which include direct obligations of the U.S. Treasury, securities guaranteed as to interest and principal by the U.S. Government such as obligations of the Government National Mortgage Association, as well as securities issued or guaranteed as to interest and principal by U.S. Government authorities, agencies and instrumentalities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal Land Bank, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America, and Tennessee Valley Authority. U.S. Government Securities may be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government Securities held by the Fund or to the Fund's shares.

BORROWING. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase this limit to 33.3% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with such borrowing. The Fund will not make any additional investments while its borrowings are outstanding.

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ILLIQUID INVESTMENTS. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid securities before maturity may be time consuming and expensive, and it may be difficult or impossible for the Fund to sell illiquid securities promptly at an acceptable price.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. Government Securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

PORTFOLIO TURNOVER. The Fund sells portfolio securities, without regard to the length of time they have been held, in order to take advantage of new investment opportunities or changes in business fundamentals, or if price targets have been met. Nevertheless, the Fund's annual portfolio turnover generally is not expected to exceed 100%. The degree of portfolio activity affects the brokerage costs of the Fund and may have an impact on the amount of taxable distributions to shareholders.

REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities or other high-grade debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk with respect to repurchase agreements is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of

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bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. Under guidelines issued by the Trustees, the Advisor will carefully consider the creditworthiness of a vendor during the term of the repurchase agreement. For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is considered to be a loan collateralized by the securities subject to the repurchase agreement. The Fund will not enter into a repurchase agreement which will cause more than 15% of its assets to be invested in repurchase agreements which extend beyond seven days and other illiquid securities.

INVESTMENT LIMITATIONS. For the purpose of limiting the Fund's exposure to risk, the Fund has adopted certain limitations which, together with its investment objective, are considered fundamental policies which may not be changed without shareholder approval. The Fund will not: (1) issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings; (2) make loans of money or securities, except that the Fund may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days, together with other securities which are not readily marketable, are limited to 15% of the Fund's net assets); or (3) write, purchase or sell commodities, commodities contracts, futures contracts or related options. Other fundamental investment limitations are listed in the Statement of Additional Information.

HOW TO PURCHASE SHARES

           Your initial investment in the Fund ordinarily must be at least $1,000 ($250 for tax-deferred retirement plans). You may purchase additional shares through the Open Account Program described below. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment. You may open an account and make an initial investment through securities dealers having a sales agreement with the Fund's principal underwriter, Pinnacle Investments, Inc. (the "Underwriter"). You may also make a direct initial investment by sending a check and a completed account application form to the New York Equity Fund, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the New York Equity Fund. An account application is included in this Prospectus.

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           Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Fund. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Fund by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Fund by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Fund by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by the Fund after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the public offering price next determined on the following business day.

           The public offering price of the Fund's shares is the next determined net asset value per share plus a sales load as shown in the following table.

                                                        Dealer
                                                      Reallowance
                                  Sales Load as % of:   as % of
                                  Public      Net       Public
                                 Offering    Amount    Offering
Amount of Investment               Price    Invested     Price
--------------------             --------   --------   ---------
Less than $50,000                  4.75%      4.99%      4.00%
$50,000 but less than $100,000     4.00       4.17       3.25
$100,000 but less than $250,000    3.25       3.36       2.75
$250,000 but less than $500,000    2.50       2.56       2.00
$500,000 but less than $1,000,000  1.50       1.52       1.00
$1,000,000 or more                 None       None       None

         Under certain circumstances, the Underwriter may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Underwriter retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

         The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not ordinarily issued, but you may receive a certificate without charge by sending a written request to the Fund. Certificates for fractional shares will not be issued. If a certificate has been issued to you, you will not be permitted to exchange shares by telephone or to use the automatic withdrawal plan as to those shares. The Fund and the Underwriter reserve the right to limit the amount of investments and to refuse to sell to any person.

         Investors should be aware that the Fund's account application contains provisions in favor of the Fund, the Underwriter, MGF Service Corp. and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

         Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or MGF Service Corp. in the transaction.

         OPEN ACCOUNT PROGRAM. Please direct inquiries concerning the services described in this section to the Fund at the address or numbers listed below.

         After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make purchases of shares of the Fund over a period of years and permits the automatic reinvestment of dividends and distributions of the Fund in additional shares without a sales load.

         Under the Open Account Program, you may purchase and add shares to your account at any time either through your securities dealer or by sending a check to the New York Equity Fund, P.O. Box 5354, Cincinnati, Ohio 45201-5354. The check should be made payable to the New York Equity Fund.

         Under the Open Account Program, you may also purchase shares of the Fund by bank wire. Please telephone the Fund (Nationwide call toll-free 888-___-____) for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Fund reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

         Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Fund reserves the right to impose such requirement. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order by the Fund. If a broker-dealer received concessions for selling shares of the Fund to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.

         REDUCED SALES LOAD. A "purchaser" (defined below) may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of his existing Fund shares with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. Shareholders should contact the Fund for information about the Right of Accumulation and Letter of Intent.

         PURCHASES AT NET ASSET VALUE. You may purchase shares of the Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to your purchase of shares of the Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Fund for further information.

         Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase shares of the Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase shares at net asset value.

         In addition, shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Underwriter, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

         Clients of investment advisors and financial planners may also purchase shares of the Fund at net asset value if their investment advisor or financial planner has made arrangements to permit them to do so with the Fund and the Underwriter. The investment advisor or financial planner must notify the Fund that an investment qualifies as a purchase at net asset value.

         Trustees, directors, officers and employees of the Fund, the Advisor, the Underwriter or MGF Service Corp., including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of the Fund at net asset value.

         ADDITIONAL INFORMATION. For purposes of determining the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact the Fund for additional information concerning purchases at net asset value or at reduced sales loads.

SHAREHOLDER SERVICES

         Contact the Fund (Nationwide call toll-free 888-___-____) for additional information about the shareholder services described below.

         Automatic Withdrawal Plan

         If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional shares of the Fund while the plan is in effect are generally undesirable because a sales load is incurred whenever purchases are made.

         Tax-Deferred Retirement Plans

         Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

         --       Keogh Plans for self-employed individuals

         -- Individual retirement account (IRA) plans for individuals and their non-employed spouses

         -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

         -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

         Direct Deposit Plans

         Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

         Automatic Investment Plan

         You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. The Fund pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

         Reinvestment Privilege

         If you have redeemed shares of the Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within ninety days of the redemption and the privilege may only be exercised once per year.

HOW TO REDEEM SHARES

         You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Fund. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

         You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Fund or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

         If your instructions request a redemption by wire, you will be charged a $__ processing fee. The Fund reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

         Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Fund for more information about ACH transactions.

         If a certificate for the shares was issued, it must be delivered to the Fund, or the dealer in the case of a wire redemption, duly endorsed or accompanied by a duly endorsed stock power, with the signature guaranteed by any of the eligible guarantor institutions outlined above.

         Shares are redeemed at their net asset value per share next determined after receipt by the Fund of a proper redemption request in the form described above, less any applicable contingent deferred sales load. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

         At the discretion of the Fund or MGF Service Corp., corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Fund reserves the right to require you to close your account if at any time the value of your shares is less than $1,000 (based on actual amounts invested including any sales load paid, unaffected by market fluctuations), or $250 in the case of tax-deferred retirement plans, or such other minimum amount as the Fund may determine from time to time. After notification to you of the Fund's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

         The Fund reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

DIVIDENDS AND DISTRIBUTIONS

         The Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

         Distributions are paid according to one of the following options:

         Share Option -        income distributions and capital gains
                               distributions reinvested in additional
                               shares.

         Income Option -       income distributions and short-term capital
                               gains distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

         Cash Option -         income distributions and capital
                               gains distributions paid in cash.

You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

         If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option.

         An investor who has received in cash any dividend or capital gains distribution from the Fund may return the distribution within thirty days of the distribution date to the Fund for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify the Fund that a distribution is being reinvested pursuant to this provision.

TAXES

         The Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Distributions of net investment income as well as from net realized short-term capital gains, if any, are taxable as ordinary income. Dividends distributed by the Fund from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations. Distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of how long you have held your Fund shares. Redemptions and exchanges of shares of the Fund are taxable events on which a shareholder may realize a gain or loss.

         The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

OPERATION OF THE FUND

         The Fund is a non-diversified series of The New York State Opportunity Funds, an open-end management investment company organized as a Massachusetts business trust on December 4, 1996. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

         The Trust retains Pinnacle Advisors LLC, 4605 E. Genesee Street, DeWitt, New York (the "Advisor"), to manage the Fund's investments. The controlling shareholders of the Advisor are Gregg A. Kidd and Patrick J. Dooley. The Advisor has not previously provided investment advisory services to a registered investment company. The Fund pays the Advisor a fee equal to the annual rate of 1% of the average value of its daily net assets up to $100 million; .95% of such assets from $100 million to $200 million; and .85% of such assets in excess of $200 million. As of the date of this Prospectus, the Advisor is the sole shareholder of the Fund.

         Mr. Kidd and Mr. Dooley are primarily responsible for managing the portfolio of the Fund. Mr. Kidd co-founded the Advisor with Mr. Dooley in 1996. Mr. Kidd previously was a Vice President of Smith Barney, Inc. Mr. Dooley previously was a Vice President of QCI Asset Management, a money management firm.

         The Fund is responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Fund, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Fund's officers and Trustees with respect thereto.

         Pinnacle Investments, Inc., 4605 E. Genesee Street, DeWitt, New York (the "Underwriter"), an affiliate of the Advisor, serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. Mr. Gregg A. Kidd, a controlling shareholder of the Advisor and President and a Trustee of the Trust, is a controlling shareholder of the Underwriter.

         The Trust has retained MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio ("MGF") to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent.

         MGF also provides accounting and pricing services to the Fund. MGF receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

         In addition, MGF has been retained to provide administrative services to the Fund. In this capacity, MGF supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Fund pays MGF a fee for these administrative services at the annual rate of .15% of the average value of its daily net assets up to $25,000,000, .125% of such assets from $25,000,000 to $50,000,000 and .1% of such assets in excess of $50,000,000; provided, however, that the minimum fee is $1,000 per month.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Fund, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Fund, the Advisor or the Underwriter.

         Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Fund does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Fund's outstanding shares. The Fund will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

DISTRIBUTION PLAN

         Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Underwriter for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by MGF or the Fund; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

         The annual limitation for payment of expenses pursuant to the Plan is .25% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Underwriter after the date the Plan terminates.

         Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

         The National Association of Securities Dealers, in its Rules of Fair Practice, places certain limitations on asset-based sales charges of mutual funds. These Rules require fund-level accounting in which all sales charges - front-end load, 12b-1 fees or contingent deferred load - terminate when a percentage of gross sales is reached.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE

         On each day that the Fund is open for business, the public offering price (net asset value plus applicable sales load) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Fund is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

         U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Other portfolio securities are valued as follows: (i) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION

         From time to time, the Fund may advertise its "average annual total return." The Fund may also advertise "yield." Both yield and average annual total return figures are based on historical earnings and are not intended to indicate future performance.

         The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial investment. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." These nonstandardized returns do not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

         The "yield" of the Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the maximum public offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

         From time to time, the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. The Fund may also compare its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators such as the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Advisor's view of current or past market conditions or historical trends.

THE NEW YORK STATE OPPORTUNITY FUNDS
4605 E. Genesee Street
DeWitt, New York  13214

BOARD OF TRUSTEES
Gregg A. Kidd
Patrick J. Dooley
-----------------
-----------------
-----------------

INVESTMENT ADVISOR
PINNACLE ADVISORS LLC
4605 E. Genesee Street
DeWitt, New York  13214

UNDERWRITER
PINNACLE INVESTMENTS, INC.
4605 E. Genesee Street
DeWitt, New York  13214

TRANSFER AGENT
MGF SERVICE CORP.
312 Walnut Street
P.O. Box 5354
Cincinnati, Ohio 45201-5354

Shareholder Services
Nationwide:  (Toll-Free) 888-___-____

Rate Line
Nationwide:  (Toll-Free) 888-852-4052


No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell shares in any State to any person to whom it is unlawful for the Fund to make such offer in such State.

                      THE NEW YORK STATE OPPORTUNITY FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                 ________, 1997

                              New York Equity Fund


         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of The New York State Opportunity Funds dated ________, 1997. A copy of the Fund's Prospectus can be obtained by writing the Fund at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202-4094, or by calling the Trust nationwide toll-free 888-___-____.

                       STATEMENT OF ADDITIONAL INFORMATION

                      The New York State Opportunity Funds
                             4605 E. Genesee Street
                             DeWitt, New York 13214

                                TABLE OF CONTENTS
                                                                          PAGE

THE TRUST...................................................................3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS...............................3

QUALITY RATINGS OF BONDS AND PREFERRED STOCKS...............................7

INVESTMENT LIMITATIONS......................................................9

TRUSTEES AND OFFICERS......................................................10

THE INVESTMENT ADVISOR.....................................................11

THE UNDERWRITER............................................................12

DISTRIBUTION PLAN..........................................................12

SECURITIES TRANSACTIONS....................................................14

PORTFOLIO TURNOVER.........................................................15

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE.......................16

OTHER PURCHASE INFORMATION.................................................16

TAXES......................................................................17

REDEMPTION IN KIND.........................................................18

HISTORICAL PERFORMANCE INFORMATION.........................................18

CUSTODIAN..................................................................21

AUDITORS...................................................................21

MGF SERVICE CORP...........................................................22

STATEMENT OF ASSETS AND LIABILITIES........................................22

THE TRUST

         The New York State Opportunity Funds (the "Trust") was organized as a Massachusetts business trust on December 4, 1996. The Trust currently offers one series of shares to investors: the New York Equity Fund (the "Fund").

         Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares so long as the proportionate beneficial interest in the assets belonging to the Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. No shareholder is liable to further calls or to assessment by the Fund without his express consent.

         Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of any instance where such result has occurred. In addition, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS

         A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see "Investment Objectives and Policies") appears below:

         WRITING COVERED CALL OPTIONS. The writing of call options by the Fund is subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Therefore the number of calls the Fund may write (or purchase in closing transactions) may be affected by options written or held by other entities, including other clients of the Advisor. An exchange may order the liquidation of positions found to be in violation of these limits and may impose certain other sanctions.

         The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986. One of the requirements for such qualification is that gains realized from the sale of securities held by the Fund less than three months must comprise less than 30% of the Fund's gross income. Due to this requirement, the Fund will limit the extent to which it writes call options on investments held less than 3 months.

         WARRANTS AND RIGHTS. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Prices of warrants do not necessarily move in concert with the prices of the underlying securities. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         FOREIGN SECURITIES. The Fund may invest in foreign securities if the Advisor believes such investment would be consistent with the Fund's investment objective. The same factors would be considered in selecting foreign securities as with domestic securities, as discussed in the Prospectus. Foreign securities investment presents special considerations not typically associated with investments in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

         REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities or other high grade debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

         The majority of these transactions run day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Advisor will carefully consider the creditworthiness of a vendor during the term of the repurchase agreement. Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Fund's custodian either directly or through a securities depository.

         DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and

Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Advisor's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

         FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action was appropriate. In such a case the Fund could incur a short-term gain or loss.

QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS

         The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the Funds may invest are as follows:

         Moody's Investors Service, Inc.

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Standard & Poor's Ratings Group

         AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for preferred stocks in which the Funds may invest are as follows:

         Moody's Investors Service, Inc.

         aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa - An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         Standard & Poor's Ratings Group

         AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

         A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

         BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

INVESTMENT LIMITATIONS

         The Fund has adopted the following investment limitations, in addition to those described in the Prospectus, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

         Under these limitations, the Fund MAY NOT:

(1) Issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests that might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings;

(2) Invest for the purpose of exercising control or management of another issuer;

(3) Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things;

(4) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(5) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(6) Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(7) Make loans of money or securities, except that the Fund may invest in repurchase agreements; or

(8) Write, purchase or sell commodities, commodities contracts, futures contracts or related options (except that the Fund may write covered call options as described in the Prospectus).

         Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (limitation number 1, above), the Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.

         While the Fund has reserved the right to make short sales "against the box" (limitation number 6, above), the Advisor has no present intention of engaging in such transactions at this time or during the coming year.

TRUSTEES AND OFFICERS

         The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk.

                                                          Estimated Annual
                                                            Compensation
Name                      Age          Position Held        From the Trust

*Gregg A. Kidd            ___          President          $
                                       and Trustee                 0
*Patrick A. Dooley        ___          Trustee                     0
+_________________        ___          Trustee                    ___
+_________________        ___          Trustee                    ___
+_________________        ___          Trustee                    ___
Robert G. Dorsey          39           Vice President              0
Mark J. Seger             34           Treasurer                   0
Tina D. Hosking           28           Secretary                   0
John F. Splain            40           Asst. Secretary             0

* Mr. Kidd, as an affiliated person of the Advisor and the Underwriter, and Mr. Dooley, as an affiliated person of the Advisor, are "interested persons" within the meaning of
         Section 2(a)(19) of the 1940 Act.

  +  Member of Audit Committee.

         The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

         [to be inserted]

         [description of trustee compensation to be inserted]

THE INVESTMENT ADVISOR

         Pinnacle Advisors LLC (the "Advisor") is the Fund's investment manager. Gregg A. Kidd and Patrick J. Dooley are the controlling shareholders of the Advisor. Mr. Kidd and Mr. Dooley, by reason of such affiliation, may each directly or indirectly receive benefits from the advisory fees paid to the Advisor. Mr. Kidd is also the controlling shareholder of the Underwriter and President of the Trust. Both Mr. Kidd and Mr. Dooley are Trustees of the Trust.

         Under the terms of the advisory agreement between the Trust and the Advisor, the Advisor manages the Fund's investments. The Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1% of its average daily net assets up to $100 million, .95% of such assets from $100 million to $200 million and .85% of such assets in excess of $200 million.

         The Fund is responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Fund, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Fund may be a party. The Fund may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Advisor bears promotional expenses in connection with the distribution of the Fund's shares to the extent that such expenses are not assumed by the Fund under their plan of distribution (see below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of the Advisor are paid by the Advisor.

         By its terms, the Trust's advisory agreement will remain in force until _________, 1999 and from year to year thereafter, subject to annual approval by
(a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Trust's investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE UNDERWRITER

         Pinnacle Investments, Inc. (the "Underwriter") is the principal underwriter of the Fund and, as such, is the exclusive agent for distribution of shares of the Fund. The Underwriter is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

         The Underwriter currently allows concessions to dealers who sell shares of the Fund. The Underwriter receives that portion of the sales load which is not reallowed to the dealers who sell shares of the Fund. The Underwriter retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

         The Fund may compensate dealers, including the Underwriter and its affiliates, based on the average balance of all accounts in the Fund for which the dealer is designated as the party responsible for the account. See "Distribution Plan" below.

DISTRIBUTION PLAN

         As stated in the Prospectus, the Fund has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Advisor. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of the Fund. Unreimbursed expenses will not be carried over from year to year.

         Agreements implementing the Plan (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Fund's shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan will be made in accordance with written agreements.

         The continuance of the Plan and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Fund. In the event a Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Advisor after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Fund on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

         In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

SECURITIES TRANSACTIONS

         Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by the Advisor and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Advisor seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         Generally, the Fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Fund may be purchased directly from the issuer.

         The Advisor is specifically authorized to select brokers who also provide brokerage and research services to the Fund and/or other accounts over which the Advisor exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

         Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor in connection with the Fund.

         The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Advisor and other affiliates of the Trust or the Advisor may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Fund will not effect any brokerage transactions in its portfolio securities with the

Advisor if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Fund does not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Neither the Advisor nor affiliates of the Trust or the Advisor will receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with other brokers.

         Code of Ethics. The Trust and the Advisor have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Advisor and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Advisor. The Code requires that all employees of the Advisor preclear any personal securities investment (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by the Fund. The substantive restrictions applicable to investment personnel of the Advisor include a ban on acquiring any securities in an initial public offering and a prohibition from profiting on short-term trading in securities. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Advisor within periods of trading by the Fund in the same (or equivalent) security.

PORTFOLIO TURNOVER

         The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. The Advisor anticipates that the Fund's portfolio turnover rate normally will not exceed 100%. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period.

         Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Advisor believes that portfolio changes are appropriate.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE

         The share price (net asset value) and the public offering price (net asset value plus applicable sales load) of the shares of the Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust may also be open for business on other days in which there is sufficient trading in the Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Calculation of Share Price and Public Offering Price" in the Prospectus.

OTHER PURCHASE INFORMATION

         The Prospectus describes generally how to purchase shares of the Fund. Additional information with respect to certain types of purchases of shares of the Fund is set forth below.

         Right of Accumulation. A "purchaser" (as defined in the Prospectus) of shares of the Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing Fund shares with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables in the Prospectus. The purchaser or his dealer must notify the Fund that an investment qualifies for a reduced sales load. The reduced load will be granted upon confirmation of the purchaser's holdings by the Fund.

         Letter of Intent. The reduced sales loads set forth in the tables in the Prospectus may also be available to any "purchaser" (as defined in the Prospectus) of shares of the Fund who submits a Letter of Intent to the Fund. The Letter must state an intention to invest in the Fund within a thirteen month period a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

         The Letter of Intent is not a binding obligation on the purchaser to purchase, or the Fund to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

         A ninety-day backdating period can be used to include earlier purchases at the purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The purchaser or his dealer must notify MGF Service Corp. that an investment is being made pursuant to an executed Letter of Intent.

         Other Information. The Trust does not impose a front-end sales load or imposes a reduced sales load in connection with purchases of shares of the Fund made under the reinvestment privilege or the purchases described in the "Reduced Sales Load" or "Purchases at Net Asset Value" sections in the Prospectus because such purchases require minimal sales effort by the Advisor. Purchases described in the "Purchases at Net Asset Value" section may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund.

TAXES

         The Prospectus describes generally the tax treatment of distributions by the Fund. This section of the Statement of Additional Information includes additional information concerning federal taxes.

         The Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; (ii) derive less than 30% of its gross income in each taxable year from the sale or other disposition of the following assets held for less than three months: (a) stock or securities, or (b) options, futures or forward contracts not directly related to its principal business of investing in stock or securities; and (iii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

         A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

         The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND

         Under unusual circumstances, when the Board of Trustees deems it in the best interests of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION

         From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                       P (1 + T)n = ERV
Where:

P   =             a hypothetical initial payment of $1,000
T   =             average annual total return
n   =             number of years
ERV =             ending redeemable value of a hypothetical $1,000
                  payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

         The calculation of average annual total return assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial $1,000 payment. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable sales load or over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         From time to time, the Fund may also advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          Yield = 2[(a-b/cd + 1)6 - 1]
Where:

a =      dividends and interest earned during the period
b =      expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

         The Fund's performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

         Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

         From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

CUSTODIAN

         Manufacturers and Traders Trust Company ("M&T Bank"), One M&T Plaza, Buffalo, New York 14203-2399, has been retained to act as Custodian for the Fund's investments. M&T Bank acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS

         The firm of McGladrey & Pullen, LLP has been selected as independent auditors for the Trust for the fiscal year ending ________, 1997. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017-2416, performs an annual audit of the Trust's financial statements and advises the Trust as to certain accounting matters.

MGF SERVICE CORP.

         The Trust's transfer agent, MGF Service Corp. ("MGF"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. MGF receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $17 per account, provided, however, that the minimum fee received is $1,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

         MGF also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable MGF to perform its duties, the Fund pays MGF a fee in accordance with the following schedule:

               Average Monthly Net Assets                 Monthly Fee
          $          0 - $ 50,000,000                       $2,000
            50,000,000 -  100,000,000                        2,500
           100,000,000 -  200,000,000                        3,000
                  Over -  300,000,000                        4,000

In addition, the Fund pays all costs of external pricing services.

         MGF also provides administrative services to the Fund. In this capacity, MGF supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. MGF supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, the Fund pays MGF a fee at the annual rate of .15% of the average value of its daily net assets up to $25,000,000, .125% of such assets from $25,000,000 to $50,000,000 and .10% of such assets in excess of $100,000,000, provided, however, that the minimum fee is $1,000 per month.

STATEMENT OF ASSETS AND LIABILITIES

         The Fund's Statement of Assets and Liabilities as of _____ __, 199_, which has been audited by McGladrey & Pullen, LLP, is attached to this Statement of Additional Information.

                      THE NEW YORK STATE OPPORTUNITY FUNDS

PART C.           OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

         (a)      (i)        Financial Statements included in Part A:

                             None

                  (ii)       Financial Statements included in Part B:

                             Statement of Assets and Liabilities, ___________, 1996*

                             Notes to Financial Statements*

                             Report of Independent Accountants*

         (b)      Exhibits

                  (1)             Agreement and Declaration of Trust

                  (2)             Bylaws

                  (3)             Inapplicable

                  (4)             Inapplicable

                  (5)             Form of Advisory Agreement with Pinnacle
                                  Advisors LLC

                  (6) Form of Underwriting Agreement with Pinnacle Investments, Inc.

                  (7)             Inapplicable

                  (8) Form of Custody Agreement with Manufacturers and Traders Trust Company*

                  (9)    (i)      Form of Administration Agreement with MGF
                                  Service Corp.

                         (ii) Form of Accounting Services Agreement with MGF Service Corp.

                         (iii) Form of Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with MGF Service Corp.

                  (10)            Opinion and Consent of Counsel*

                  (11)            Consent of Independent Public Accountants*

                  (12)            Inapplicable

                  (13)            Form of Agreement Relating to Initial Capital

                  (14)            Inapplicable

                  (15)            Form of Plan of Distribution Pursuant to Rule
                                  12b-1

                  (16)            Inapplicable

                  (17)            Financial Data Schedule*

                  (18)            Inapplicable
--------------------------------------

*        To be filed by Amendment.

Item 25.          Persons Controlled by or Under Common Control with
                  Registrant.

                  After commencement of the public offering of the Registrant's shares, the Registrant expects that no person will be directly or indirectly controlled by or under common control with the Registrant.

Item 26.          Number of Holders of Securities.

                  As of December 3, 1996, there are no holders of the shares of beneficial interest of the Registrant.

Item 27.          Indemnification

                  Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

                           "Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (disabling conduct). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

                           Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                           Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators; an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  The Registrant expects to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy will provide coverage to the Registrant, its Trustees and officers, Pinnacle Advisors LLC (the "Advisor"). Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

                  The Advisory Agreement with the Adviser provides that the Advisor shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Advisory Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Advisor's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Advisor in its actions under the Advisory Agreement or breach of its duty or of its obligations under the Advisory Agreement.

Item 28.  Business and Other Connections of the Investment
          Adviser

                  (a) The Advisor is a registered investment advisor organized in November, 1996 to provide investment advisory services to the Registrant. The Adviser has no other business of a substantial nature.

                  (b) The directors and officers of the Advisor and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

                      (i) Gregg A. Kidd - President and Controlling Shareholder of the Advisor.

                           President and a Trustee of the Registrant.

                           President of Pinnacle Investments, Inc., 4605
                           E. Genesee Street, DeWitt, New York 13214, a registered broker-dealer and Registrant's principal underwriter.

                           Vice President of Smith Barney, Inc. until
                           September, 1995.

                      (ii) Patrick J. Dooley - A Vice President and
                           controlling shareholder of the Advisor.

                           A Trustee of the Registrant.

                           Vice President of QCI Asset Management, a money management firm.

Item 29.  Principal Underwriters

         (a)      Inapplicable

         (b)                               Position with      Position with
                  Name                     Underwriter        Registrant

                  Gregg A. Kidd            President          President and
                                                              Trustee

                  Daniel F. Raite          Vice President     None

         The address of the above-named persons is 4605 E. Genesee Street, DeWitt, New York 13214.

         (c)      Inapplicable

Item 30. Location of Accounts and Records

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 4605 E. Genesee Street, DeWitt, New York 13214 as well as at the offices of the Registrant's transfer agent located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202.

Item 31.  Management Services Not Discussed in Parts A or B

                  Inapplicable

Item 32.  Undertakings

                  (a)      Inapplicable

                  (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

                  (c) The Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  (d) The Registrant undertakes to call a meeting of shareholders, if requested to do so by holders of at least 10% of the Fund's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                INDEX TO EXHIBITS



(1)               Agreement and Declaration of Trust

(2)               Bylaws

(3)               Inapplicable

(4)               Inapplicable

(5)               Form of Advisory Agreement

(6)               Form of Underwriting Agreement

(7)               Inapplicable

(8)               Form of Custody Agreement*

(9)(i)            Form of Administration Agreement

(9)(ii)           Form of Accounting Services Agreement

(9)(iii) Form of Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement

(10)              Opinion and Consent of Counsel*

(11)              Consent of Independent Public Accountants*

(12)              Inapplicable

(13)              Form of Agreement Relating to Initial Capital

(14)              Inapplicable

(15)              Form of Plan of Distribution Pursuant to Rule 12b-1

(16)              Inapplicable

(17)              Financial Data Schedule*

(18)              Inapplicable

----------------------------

*        To be filed by Amendment

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of DeWitt and State of New York, on the 5th day of December, 1996.

                                      THE NEW YORK STATE OPPORTUNITY FUNDS

                                      By:/s/ Gregg A. Kidd
                                         Gregg A. Kidd
                                         President




    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                         Title            Date


/s/ Gregg A. Kidd                    President        December 5, 1996
Gregg A. Kidd                        and Trustee

/s/ Mark J. Seger                    Treasurer        December 5, 1996
Mark J. Seger